Risk Management and Report (Details) - Schedule of Aging Analysis of Loans - CLP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Risk Management and Report (Details) - Schedule of Aging Analysis of Loans [Line Items]
Loans		$ 36,447,083	$ 35,760,887
Financial Assets Neither Past Due Nor Impaired [Member]
Risk Management and Report (Details) - Schedule of Aging Analysis of Loans [Line Items]
Loans		35,450,737	34,933,720
Up to 30 days [Member] | Financial Assets Past Due Nor Impaired [Member]
Risk Management and Report (Details) - Schedule of Aging Analysis of Loans [Line Items]
Loans	[1]	729,515	622,515
Over 30 days and up to 60 days [Member] | Financial Assets Past Due Nor Impaired [Member]
Risk Management and Report (Details) - Schedule of Aging Analysis of Loans [Line Items]
Loans	[1]	201,414	157,852
Over 60 days and up to 90 days [Member] | Financial Assets Past Due Nor Impaired [Member]
Risk Management and Report (Details) - Schedule of Aging Analysis of Loans [Line Items]
Loans	[1]	65,073	46,764
Over 90 days [Member] | Financial Assets Past Due Nor Impaired [Member]
Risk Management and Report (Details) - Schedule of Aging Analysis of Loans [Line Items]
Loans	[1]	$ 344	$ 36

[1]	These amounts include the overdue portion and the remaining balance of loans in default.